20 Financial instruments (Details Narrative) R$ in Thousands, $ in Thousands				12 Months Ended
	Nov. 01, 2019 USD ($) R$ / $	May 02, 2019 USD ($) R$ / $	Feb. 02, 2019 USD ($) R$ / $	Dec. 31, 2019 USD ($) R$ / $	Dec. 31, 2019 BRL (R$) R$ / $	Sep. 30, 2015 USD ($)	Apr. 30, 2015 USD ($)	Oct. 01, 2014 BRL (R$)
Probable Scenario [Member] | TJLP [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of rate				5.09%
Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity terms				24 months
US$ | Probable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Average strike price | R$ / $				4.08	4.08
Percentage of selic rate				4.50%
Put Options [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | R$					R$ 1,900,000
Average strike price | R$ / $				3.55	3.55
Put Options [Member] | US$ | Value at Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument				$ 15,885
Call Options [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | R$					R$ 1,400,000
Average strike price | R$ / $				4.88	4.88
Currency Swap Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity terms				5 years
Derivative financial instrument | R$					R$ 1,300,000
Derivative starting date				January 2019
Derivative amount payable date				January 2020
Future Exports [Member]
Disclosure of detailed information about financial instruments [line items]
Average strike price | R$ / $				1	1
Future Exports [Member] | US$
Disclosure of detailed information about financial instruments [line items]
Average strike price | R$ / $	3.9786	3.9650	3.6694
Maturity terms	Between 2030 and 2032	2025	2025
Discontinuation maturity terms	Between 2021 and 2023
Designated	$ 1,800,000	$ 200,000	$ 200,000
Hedge discontinued	$ 1,600,000			$ 1,617,371
Hedge discontinued rate | R$ / $	3.9786
Average export per year				$ 3,100,000
Future Exports [Member] | US$ | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of hedged exports				30.00%
Future Exports [Member] | US$ | Bottom Of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of hedged exports				20.00%
New Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Average strike price | R$ / $				1	1
Maturity terms				2028
Project Finance [Member] | Braskem Idesa [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities | R$								R$ 2,878,936
Project Finance [Member] | US$
Disclosure of detailed information about financial instruments [line items]
Hedge discontinued				$ 838,596
Project Finance [Member] | US$ | Braskem Idesa [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities						$ 23,608	$ 290,545
Swap Contract [member] | US$ | Value at Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument				4,456
Dollar Swap [member] | US$ | Value at Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument				32,646
NCE Swap [Member] | US$ | Value at Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument				$ 8,226